CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUE	$ 1,282.8	$ 1,843.2	$ 2,137.0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	685.0	779.7	980.2
Depreciation and amortization	403.7	402.9	391.4
Selling, general and administrative	104.6	102.2	114.3
Gain on sale of assets to unconsolidated subsidiary	(157.4)	0.0	0.0
(Gain) loss on disposals of property and equipment	9.4	8.7	(7.7)
Gain on litigation settlement			0.0
Material charges and other operating items	0.0	32.9	337.3
Total costs and expenses	1,045.3	1,326.4	1,815.5
Income (Loss) from Equity Method Investments	0.9	0.0	0.0
INCOME (LOSS) FROM OPERATIONS	238.4	516.8	321.5
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(155.7)	(155.5)	(145.3)
Interest income	15.4	3.8	1.1
Gain (loss) on extinguishment of debt	1.7	(31.2)	(1.5)
Other - net	(0.5)	(8.3)	(18.1)
Total other (expense) - net	(139.1)	(191.2)	(163.8)
INCOME (LOSS) FROM CONTINUING OPERATIONS
INCOME BEFORE INCOME TAXES	99.3	325.6	157.7
Provision for income taxes	26.6	5.0	64.4
INCOME (LOSS) FROM CONTINUING OPERATIONS	72.7	320.6	93.3
NET INCOME	$ 72.7	$ 320.6	$ 93.3
NET INCOME PER SHARE - BASIC:
Income (loss) from continuing operations (in dollars per share)	$ 0.58	$ 2.56	$ 0.75
NET INCOME PER SHARE - DILUTED:
Income (loss) from continuing operations (in dollars per share)	$ 0.57	$ 2.55	$ 0.75